Capital lease obligation - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2020
Net book value of fixed assets under capital lease obligations	$ 220,164
Lessee, Operating Lease, Liability, to be Paid	47,116
Operating Lease, Right-of-Use Asset	46,244		$ 61,247
Operating Lease, Liability, Current	46,244
Operating Lease, Liability, Noncurrent	0		$ 0
El Paso Texas [Member]
Operating lease expense	13,997	$ 15,445
Gardner Ma [Member]
Operating lease expense	$ 50,826	$ 41,616
Manufacturing Equipment [Member]
Capital lease obligation				$ 161,977
Manufacturing Equipment 2 [Member]
Capital lease obligation					$ 47,750